Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Debt
Our debt is as follows (in thousands):

	December 31,
	2014	2013
Term Loan	$87,360	$19,480
ABL Facility	—	51,800
Retail Credit Agreement	22,750	26,000
Texadian Uncommitted Credit Agreement	26,500	—
Total debt, net of unamortized debt discount	136,610	97,280
Less current maturities	(29,100)	(3,250)
Long-term debt, net of current maturities and unamortized discount	$107,510	$94,030

Contractual Obligation, Fiscal Year Maturity Schedule
Annual maturities of our long-term debt for the next five years and thereafter are as follows (in thousands):

Year	Amount Due
2015	$29,100
2016	39,371
2017	2,600
2018	53,189
2019	2,600
Thereafter	9,750
$136,610

Schedule Of Applicable Margin For Debt Instrument
The Applicable Margin for each fiscal quarter is the applicable rate per annum set forth below, such amount to be determined as of the last day of the immediately preceding fiscal quarter.

Level	Leverage Ratio	Applicable Margin for LIBOR Loans	Applicable Margin for Base Rate Loans
1	<4.00x	2.00%	—%
2	4.00x-5.00x	2.25%	0.25%
3	>5.00x	2.50%	0.50%

Schedule Of Revolver Applicable Margin for Debt Instrument
The Retail Revolver Applicable Margin and the Unused Fee, for each quarter is determined, on the last date of the immediately preceding fiscal quarter:

			Revolver	Revolver
			Applicable Margin for	Applicable Margin for
Level	Leverage Ratio	Unused Fee	LIBOR Loans	Base Rate Loans
1	<4.00x	0.250%	1.75%	-0.25%
2	4.00x-5.00x	0.375%	2.00%	—%
3	>5.00x	0.500%	2.25%	0.25%